TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Taxes on income, net, as reported in the statements of operations	$ 700	$ 150	970	(79,870)
Mer Telemanagement Solutions Ltd [Member]
Current			10,000	22,000	$ 11,000
Deferred			(335,000)	(18,000)	35,000
Taxes in respect of previous years as a result of court ruling			(325,000)	4,000	46,000
Domestic
Foreign			(325,000)	4,000	46,000
Taxes on income, net, as reported in the statements of operations	$ 1,000	$ (108,000)	(325,000)	4,000	46,000
Liability for unrecognized tax benefits			$ 158,000	$ 156,000	$ 148,000